GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 Unit_Product Unit_Segment	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of reportable segment | Unit_Segment	1
Number of main product lines | Unit_Product	3
Other | Product Concentration Risk | Products and Licenses Revenues
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%
United Kingdom [Member] | Product Concentration Risk | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	14.00%	15.00%	16.00%